Segmented Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) segment	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Approximate percentage of the Company's freight revenues from national accounts	95.00%
Revenues	$ 14,321	$ 13,041	$ 12,037
Net income	4,328	5,484	3,640
Properties	37,773	34,189
CANADA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,610	8,794	7,971
Net income	3,163	2,857	2,708
Properties	19,737	18,305
UNITED STATES [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,711	4,247	4,066
Net income	1,165	2,627	$ 932
Properties	$ 18,036	$ 15,884
Customer Concentration Risk [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration of risk	3.00%